AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 96.1%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $49,676,712)	4,973,298	$55,750,671
Short-Term Investment — 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,509,531)	1,509,531	1,509,531

TOTAL INVESTMENTS—98.7% (cost $51,186,243)(wa)		57,260,202

Other assets in excess of liabilities(z) — 1.3%		755,183

Net Assets — 100.0%		$58,015,385

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
15	2 Year U.S. Treasury Notes	Jun. 2026	$3,111,680	$(3,011)
232	3 Year U.S. Treasury Notes	Jun. 2026	49,042,625	(556,722)
				(559,733)
Short Positions:
162	5 Year U.S. Treasury Notes	Jun. 2026	17,525,110	221,957
57	10 Year U.S. Treasury Notes	Jun. 2026	6,329,672	109,710
47	10 Year U.S. Ultra Treasury Notes	Jun. 2026	5,335,235	95,563
64	20 Year U.S. Treasury Bonds	Jun. 2026	7,288,000	200,712
38	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	4,429,375	134,601
				762,543
				$202,810
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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